Bonds, notes and other obligations - Summary of repayment schedule of bonds, notes and other obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 7,906,303	S/ 8,389,672
2022
Disclosure of detailed information about borrowings [line items]
Borrowings		249,609
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,296,506	2,261,443
2026 onwards
Disclosure of detailed information about borrowings [line items]
Borrowings	S/ 5,609,797	S/ 5,878,620